Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

The Company has assessed all events from December 31, 2023, up through May 14, 2024, which is the date of these unaudited interim condensed consolidated financial statements are available to be issued, except as disclosed below, there are no other material subsequent events that require disclosure in these unaudited interim condensed consolidated financial statements.

On April 23, 2024, the Company announced the closing of its IPO of 2,320,000 ordinary shares, US$0.0000625 par value per share at an offering price of US$4.00 per share.